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October 1, 2024	Gregory C. Davis T: +1 415 315 6327 T +1 415 315 6327 gregory.davis@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ardian Access LLC

Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of Ardian Access LLC, a Delaware limited liability company (the “Fund”). The Fund has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have wired such fees in the amount of $153.10 to the Securities and Exchange Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6327.

Very truly yours,

/s/ Gregory C. Davis
Gregory C. Davis

cc:	Michael Ferragamo, Ardian Access LLC